Fair Value Measurements - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments in securities	$ 0	$ 65,541
Assets	5,401	68,251
Liabilities:
Liabilities	4,444	3,014
Public Warrants
Liabilities:
Warrant liabilities	706	454
Private Placement Warrants
Liabilities:
Warrant liabilities	1,213	780
Series A Penny Warrants
Liabilities:
Warrant liabilities	2,525	1,780
Level 1
Assets:
Investments in securities		849
Assets	5,401	3,559
Liabilities:
Liabilities	706	454
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	706	454
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0
Level 1 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0	0
Level 2
Assets:
Investments in securities		64,692
Assets	0	64,692
Liabilities:
Liabilities	1,213	780
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities	1,213	780
Level 2 | Series A Penny Warrants
Liabilities:
Warrant liabilities	0	0
Level 3
Assets:
Investments in securities		0
Assets	0	0
Liabilities:
Liabilities	2,525	1,780
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0	0
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities	0	0
Level 3 | Series A Penny Warrants
Liabilities:
Warrant liabilities	2,525	1,780
Money market mutual funds
Assets:
Money market mutual funds	5,401	2,710
Money market mutual funds | Level 1
Assets:
Money market mutual funds	5,401	2,710
Money market mutual funds | Level 2
Assets:
Money market mutual funds	0	0
Money market mutual funds | Level 3
Assets:
Money market mutual funds	$ 0	$ 0